Acquisition of Trend Discovery Holdings, Inc. (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Business Acquisition [Line Items]
Revenues	$ 35	$ 753	$ 1,062	$ 558
Net loss	$ (1,646)	$ (3,227)	$ (13,650)	$ (32,836)
Net loss per share	$ (0.03)	$ (0.07)	$ (0.27)	$ (0.72)
TREND DISCOVERY HOLDINGS, INC [Member]
Business Acquisition [Line Items]
Revenues	$ 46
Net loss	$ (1,644)
Net loss per share	$ (0.03)